Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.11%
Aerospace & Defense–3.33%
General Dynamics Corp.	188,058	$24,881,954
Textron, Inc.	267,802	7,142,279
		32,024,233
Apparel Retail–0.36%
TJX Cos., Inc. (The)	72,344	3,458,767
Apparel, Accessories & Luxury Goods–0.74%
Capri Holdings Ltd.(b)	660,204	7,123,601
Automobile Manufacturers–2.35%
General Motors Co.	1,084,114	22,527,889
Building Products–2.97%
Johnson Controls International PLC	563,058	15,180,044
Trane Technologies PLC	161,473	13,336,055
		28,516,099
Cable & Satellite–2.74%
Charter Communications, Inc., Class A(b)	26,827	11,704,888
Comcast Corp., Class A	425,233	14,619,511
		26,324,399
Commodity Chemicals–0.90%
Dow, Inc.	296,207	8,661,093
Communications Equipment–0.85%
Cisco Systems, Inc.	206,626	8,122,468
Diversified Banks–7.59%
Bank of America Corp.	1,321,927	28,064,510
Citigroup, Inc.	548,615	23,107,664
JPMorgan Chase & Co.	159,068	14,320,892
Wells Fargo & Co.	257,545	7,391,542
		72,884,608
Electric Utilities–2.72%
Duke Energy Corp.	104,257	8,432,306
Exelon Corp.	270,098	9,942,307
FirstEnergy Corp.	194,438	7,791,131
		26,165,744
Electronic Components–0.89%
Corning, Inc.	417,513	8,575,717
Fertilizers & Agricultural Chemicals–2.62%
Corteva, Inc.	789,316	18,548,926
Nutrien Ltd. (Canada)	194,088	6,587,347
		25,136,273
Food Distributors–1.78%
Sysco Corp.	128,866	5,880,155
US Foods Holding Corp.(b)	635,718	11,258,566
		17,138,721
Health Care Distributors–1.64%
McKesson Corp.	116,621	15,774,157
Shares		Value
Health Care Equipment–2.88%
Medtronic PLC	173,179	$15,617,282
Zimmer Biomet Holdings, Inc.	119,533	12,082,396
		27,699,678
Health Care Services–1.42%
CVS Health Corp.	229,101	13,592,562
Health Care Supplies–0.98%
Alcon, Inc. (Switzerland)(b)	183,475	9,363,101
Home Improvement Retail–0.69%
Kingfisher PLC (United Kingdom)	3,676,614	6,622,479
Hotels, Resorts & Cruise Lines–0.34%
Carnival Corp.(b)	247,917	3,265,067
Insurance Brokers–1.64%
Willis Towers Watson PLC	92,698	15,744,755
Integrated Oil & Gas–3.89%
BP PLC (United Kingdom)	2,784,934	11,847,585
Chevron Corp.	171,237	12,407,833
Royal Dutch Shell PLC, Class A (United Kingdom)	749,155	13,110,066
		37,365,484
Internet & Direct Marketing Retail–0.74%
Booking Holdings, Inc.(b)	5,276	7,097,908
Investment Banking & Brokerage–4.03%
Goldman Sachs Group, Inc. (The)	131,221	20,285,454
Morgan Stanley	541,928	18,425,552
		38,711,006
IT Consulting & Other Services–1.96%
Cognizant Technology Solutions Corp., Class A	404,736	18,808,082
Managed Health Care–1.88%
Anthem, Inc.	79,702	18,095,542
Multi-line Insurance–2.13%
American International Group, Inc.	842,489	20,430,358
Oil & Gas Exploration & Production–1.63%
Canadian Natural Resources Ltd. (Canada)	459,273	6,282,246
Devon Energy Corp.	645,358	4,459,424
Marathon Oil Corp.	1,484,165	4,882,903
		15,624,573
Other Diversified Financial Services–1.70%
Equitable Holdings, Inc.	437,825	6,326,571
Voya Financial, Inc.	247,575	10,039,167
		16,365,738
Packaged Foods & Meats–2.40%
Kellogg Co.	162,371	9,740,636
Mondelez International, Inc., Class A	265,214	13,281,917
		23,022,553

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Pharmaceuticals–8.99%
Bristol-Myers Squibb Co.	363,989	$20,288,747
GlaxoSmithKline PLC (United Kingdom)	411,208	7,713,173
Johnson & Johnson	242,273	31,769,259
Pfizer, Inc.	362,506	11,832,196
Sanofi (France)	167,028	14,705,273
		86,308,648
Railroads–2.17%
CSX Corp.	363,398	20,822,705
Regional Banks–5.32%
Citizens Financial Group, Inc.	735,204	13,829,187
PNC Financial Services Group, Inc. (The)	221,030	21,156,991
Truist Financial Corp.	521,215	16,074,271
		51,060,449
Semiconductors–5.24%
Intel Corp.	421,852	22,830,630
NXP Semiconductors N.V. (Netherlands)	139,159	11,540,456
QUALCOMM, Inc.	236,006	15,965,806
		50,336,892
Specialty Chemicals–0.76%
DuPont de Nemours, Inc.	215,335	7,342,924
Systems Software–2.25%
Oracle Corp.	446,513	21,579,973
Shares		Value
Technology Hardware, Storage & Peripherals–1.85%
Apple, Inc.	69,721	$17,729,353
Tobacco–4.25%
Philip Morris International, Inc.	558,726	40,764,649
Wireless Telecommunication Services–2.49%
Vodafone Group PLC (United Kingdom)	17,139,226	23,941,925
Total Common Stocks & Other Equity Interests (Cost $1,023,407,527)		894,130,173
Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	8,628,955	8,628,955
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	1,688,683	1,688,008
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	9,861,664	9,861,663
Total Money Market Funds (Cost $20,178,091)		20,178,626
TOTAL INVESTMENTS IN SECURITIES–95.21% (Cost $1,043,585,618)		914,308,799
OTHER ASSETS LESS LIABILITIES—4.79%		45,957,468
NET ASSETS–100.00%		$960,266,267
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/04/2020	State Street Bank & Trust Co.	CAD	1,157,368	USD	825,373	$2,644
05/04/2020	State Street Bank & Trust Co.	CHF	874,488	USD	914,399	4,356
05/04/2020	State Street Bank & Trust Co.	EUR	370,801	USD	413,433	3,972
05/04/2020	State Street Bank & Trust Co.	GBP	544,857	USD	679,172	1,931
05/04/2020	State Street Bank & Trust Co.	USD	324,141	CAD	458,125	1,523
05/04/2020	State Street Bank & Trust Co.	USD	320,782	EUR	294,737	4,684
05/04/2020	State Street Bank & Trust Co.	USD	4,020,856	GBP	3,237,256	2,957
Subtotal—Appreciation						22,067
Currency Risk
05/04/2020	Bank of New York Mellon (The)	CAD	4,133,457	USD	2,884,176	(54,139)
05/04/2020	Bank of New York Mellon (The)	CHF	5,363,444	USD	5,488,022	(93,492)
05/04/2020	Bank of New York Mellon (The)	EUR	9,333,824	USD	10,108,811	(198,151)
05/04/2020	Bank of New York Mellon (The)	GBP	16,986,173	USD	20,000,284	(1,113,023)
05/04/2020	State Street Bank & Trust Co.	CAD	582,129	USD	406,970	(6,843)
05/04/2020	State Street Bank & Trust Co.	CHF	638,940	USD	653,328	(11,591)
05/04/2020	State Street Bank & Trust Co.	EUR	675,680	USD	739,299	(6,828)
05/04/2020	State Street Bank & Trust Co.	GBP	22,646,930	USD	26,783,972	(1,365,489)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/04/2020	State Street Bank & Trust Co.	USD	178,352	CHF	170,632	$(782)
Subtotal—Depreciation						(2,850,338)
Total Forward Foreign Currency Contracts						$(2,828,271)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$806,826,571	$87,303,602	$—	$894,130,173
Money Market Funds	20,178,626	—	—	20,178,626
Total Investments in Securities	827,005,197	87,303,602	—	914,308,799
Other Investments - Assets*
Forward Foreign Currency Contracts	—	22,067	—	22,067
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,850,338)	—	(2,850,338)
Total Other Investments	—	(2,828,271)	—	(2,828,271)
Total Investments	$827,005,197	$84,475,331	$—	$911,480,528

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Growth and Income Fund